Debt (Details) - USD ($)								1 Months Ended	12 Months Ended
		Jul. 14, 2023	Apr. 30, 2023	Mar. 31, 2022	May 14, 2020	Dec. 27, 2019	Oct. 11, 2017	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 23, 2023	Mar. 31, 2023	Apr. 24, 2019
Debt [Line Items]
Debenture														$ 3,000,000
Amortization discount									$ 0	$ 52,628
Interest expense				$ 3,583					0	66,558
Extinguishment gain loss				$ 223,077				$ 839,887	$ 614,670	$ 17,434,930
Vested warrants									5 years
Common stock, shares issued (in Shares)	[1]								566,908	96,847
Conversion rate, percentage									80.00%
Converted shares (in Shares)				18,473					1,333
Gross proceeds										$ 6,303,905
Initial public offering discount, percentages									15.00%
Common stock outstanding, percentages									19.90%
Milestone payment									$ 10,000,000
Regulatory advice value									$ 30,000
Cumulative dividend									6.00%
Common stock ownership percentage									19.90%
Equal royalty pay to lender, percentage									3.50%
Debt issuance costs														2,100,000
Current maturity									$ 8,772	8,772
Long-Term Liabilities									$ 147,119	150,251
Short term loan			$ 50,000										$ 200,000
Aggregate amount										250,000
Knight Therapeutics, Inc. [Member]
Debt [Line Items]
Principal amount						$ 6,309,823
Accrued interest						4,160,918
Debenture						$ 3,483,851
Annual interest rate												15.00%
Debenture interest rate												9.00%
Maturity days							60 days
2022 Bridge Notes [Member]
Debt [Line Items]
Annual interest rate									15.00%
Debenture interest rate									10.00%
Face amount, percentage									100.00%
Settlement of outstanding debt obligations											$ 1,749,488
2023 Bridge Notes [Member]
Debt [Line Items]
Annual interest rate									15.00%
Debenture interest rate									10.00%
Amortization discount									$ 0	670,550
Settlement of outstanding debt obligations											$ 1,749,488
Knight’s Cumulative Debt [Member]
Debt [Line Items]
Principal amount				$ 10,770,037
Accumulated interest				$ 8,096,486
Knight debenture [Member]
Debt [Line Items]
Amortized interest expense														$ 13,696
Small Business Administration [Member]
Debt [Line Items]
Principal amount					$ 150,000
Annual interest rate					3.75%
Principal payments									155,891	159,023
Balloon Payment [Member]
Debt [Line Items]
Balloon payment					$ 731
SBA [Member]
Debt [Line Items]
Maturity date					Oct. 12, 2050
Preferred Stock [Member]
Debt [Line Items]
Accumulated interest									100
Geoffrey S. Dow Revocable [Member]
Debt [Line Items]
Trust contributed			23,000
Tyrone Miller [Member]
Debt [Line Items]
Trust contributed			$ 27,000
Knight Debt [Member]
Debt [Line Items]
Ownership percentage				19.90%
Final mark-to-market adjustment									6,105,066
Series A Preferred Stock [Member]
Debt [Line Items]
Converted shares (in Shares)				80,965
IPO [Member]
Debt [Line Items]
Accrued interest									$ 31,968
Vested warrants									1 year
Fully vested warrants exercise price percentage									110.00%
Common stock, shares issued (in Shares)		23,585							5,071
Conversion rate, percentage									20.00%
Gross proceeds		$ 6,454,325								$ 7,000,000
IPO [Member] | Chief Executive Officer [Member]
Debt [Line Items]
Conversion rate, percentage									90.00%

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024 and the 1:5 reverse stock split on February 24, 2025.